Share-Based Compensation (Details) - Schedule of profit interest activity	9 Months Ended
Sep. 30, 2021 $ / shares shares
Schedule of profit interest activity [Abstract]
Number of Shares, Nonvested beginning balance | shares	3,868,225
Weighted-Average Grant Date Fair Value, Nonvested beginning balance | $ / shares	$ 2.72
Number of Shares, Granted | shares	5,188,548
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 8.61
Number of Shares, Vested | shares	(2,005,004)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 5.31
Number of Shares, Forfeited | shares	(78,036)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	$ 6.65
Number of Shares, Nonvested ending balance | shares	6,973,733
Weighted-Average Grant Date Fair Value | $ / shares	$ 8.58